Employee Benefit Plan - Additional Information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan matching contributions			$ 100,000	$ 100,000
Maximum
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan matching contributions	$ 100,000	$ 100,000			$ 100,000	$ 100,000